Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Dispositions and Discontinued Operations
Dispositions and Discontinued Operations

Dispositions

A summary of our property dispositions is as follows (in millions, except square footage amounts):

Property	Location	Net Rentable Square Feet	Net Proceeds (After Debt Payment)	Debt Satisfied	Net Gain/ (Impairment) Recorded(1)	Loss from Early Extinguishment
2012:
700 North Central (2)	Glendale, CA	134,168	$—	$27.5	$6.3	$—
801 North Brand (3)	Glendale, CA	282,788	—	75.5	12.0	—
San Diego Tech Center development rights and adjacent land parcel (4)	San Diego, CA	—	14.0	—	—	—
Brea Campus (5)	Brea, CA	495,373	—	109.0	43.2	—
Stadium Towers Plaza and adjacent land parcel (6)	Orange, CA	258,586	—	100.0	73.1	—
City Tower development land (7)	Orange, CA	—	7.0	—	2.2	—
Glendale Center (8)	Glendale, CA	396,000	—	125.0	52.4	—
500 Orange Tower (9)	Orange, CA	335,898	—	110.0	72.5	—
Two California Plaza (10)	Los Angeles, CA	1,327,835	—	470.0	159.3	—
3800 Chapman (11)	Orange, CA	160,290	—	44.4	19.1	—
		3,390,938	$21.0	$1,061.4	$440.1	$—
2011:
500 Orange Center development land	Orange, CA	—	$4.7	$—	$—	$—
701 North Brand (12)	Glendale, CA	131,129	—	33.8	5.1	—
550 South Hope (13)	Los Angeles, CA	565,738	—	200.0	72.5	—
Westin® Pasadena Hotel	Pasadena, CA	266,000	15.6	—	55.3	0.2
2600 Michelson (14)	Irvine, CA	309,742	—	110.0	44.7	—
City Tower (15)	Orange, CA	412,839	—	140.0	72.7	—
		1,685,448	$20.3	$483.8	$250.3	$0.2
2010:
2385 Northside Drive	San Diego, CA	88,795	$—	$17.6	$—	$—
Griffin Towers (16)	Santa Ana, CA	547,432	—	145.0	49.1	0.4
17885 Von Karman (17)	Irvine, CA	151,370	—	26.4	(6.7)	—
Mission City Corporate Center	San Diego, CA	190,634	—	52.0	—	0.1
Park Place II (18)	Irvine, CA	273,118	—	98.3	23.7	—
207 Goode (19)	Glendale, CA	187,974	—	38.2	4.5	—
Pacific Arts Plaza (20)	Costa Mesa, CA	787,016	—	270.0	76.9	—
		2,226,339	$—	$647.5	$147.5	$0.5
__________

(1)
Gains on disposition, including settlement of debt, are recorded in the consolidated statement of operations in the period the property is disposed. Impairment charges are recorded in the consolidated statement of operations when the carrying value exceeds the estimated fair value of the property, less costs to sell, which can occur in accounting periods preceding disposition and/or in the period of disposition.

(2)
During 2010, we recorded an $8.2 million impairment charge to reduce our investment in 700 North Central to its estimated fair value as of December 31, 2010. We recorded a $2.8 million gain on sale of real estate and a $3.5 million gain on settlement of debt during 2012 upon disposition of this property.

(3)
During 2010, we recorded a $12.9 million impairment charge to reduce our investment in 801 North Brand to its estimated fair value as of December 31, 2010. We recorded a $2.4 million gain on sale of real estate and a $9.6 million gain on settlement of debt during 2012 upon disposition of this property.

(4)	During 2011, we recorded a $9.3 million impairment charge to reduce our investment in land held for development at San Diego Tech Center to its estimated fair value as of September 30, 2011.

(5)
During 2010, we recorded a $6.4 million impairment charge to reduce our investment in Brea Campus to its estimated fair value as of December 31, 2010. We recorded a $10.7 million gain on sale of real estate and a $32.5 million gain on settlement of debt during 2012 upon disposition of these properties.

(6)	We recorded a $3.1 million gain on sale of real estate and a $70.0 million gain on settlement of debt during 2012 upon disposition of Stadium Towers and an adjacent land parcel.

(7)	We recorded a $2.2 million gain on sale of real estate during 2012 upon disposition of land held for development at City Tower.

(8)	We recorded a $38.7 million gain on sale of real estate and a $13.7 million gain on settlement of debt during 2012 upon disposition of Glendale Center.

(9)	We recorded a $6.8 million gain on sale of real estate and a $65.7 million gain on settlement of debt during 2012 upon disposition of 500 Orange Tower.

(10)
During 2010, we recorded a $156.8 million impairment charge to reduce our investment in Two California Plaza to its estimated fair value as of December 31, 2010. We recorded a $31.8 million gain on sale of real estate and $127.5 million gain on settlement of debt during 2012 upon disposition of this property.

(11)
During 2010, we recorded a $16.7 million impairment charge to reduce our investment in 3800 Chapman to its estimated fair value as of December 31, 2010. We recorded an $8.4 million gain on sale of real estate and $10.7 million gain on settlement of debt during 2012 upon disposition of this property.

(12)
During 2010, we recorded a $9.1 million impairment charge to reduce our investment in 701 North Brand to its estimated fair value as of December 31, 2010. We recorded a $1.2 million gain on sale of real estate and a $3.9 million gain on settlement of debt during 2011 upon disposition of this property.

(13)	We recorded a $7.1 million gain on sale of real estate and a $65.4 million gain on settlement of debt during 2011 upon disposition of 550 South Hope.

(14)	We recorded a $13.9 million impairment charge and a $58.6 million gain on settlement of debt during 2011 upon disposition of 2600 Michelson.

(15)	We recorded a $10.2 million gain on sale of real estate and a $62.5 million gain on settlement of debt during 2011 upon disposition of City Tower.

(16)	We recorded a $49.1 million gain on settlement of debt during 2010 upon disposition of Griffin Towers.

(17)	We recorded a $6.7 million impairment charge during 2010 upon disposition of 17885 Von Karman.

(18)	We recorded a $14.7 million gain on sale of real estate and a $9.0 million gain on settlement of debt during 2010 upon disposition of Park Place II.

(19)	We recorded a $12.1 million impairment charge and a $16.6 million gain on settlement of debt during 2010 upon disposition of 207 Goode.

(20)	We recorded a $4.5 million impairment charge and an $81.4 million gain on settlement of debt during 2010 upon disposition of Pacific Arts Plaza.

Discontinued Operations

The results of discontinued operations are as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue:
Rental	$61,064	$103,431	$155,098
Tenant reimbursements	22,540	30,578	45,132
Hotel operations	—	8,368	20,662
Parking	9,423	14,140	19,554
Interest and other	4,081	6,039	8,428
Total revenue	97,108	162,556	248,874

Expenses:
Rental property operating and maintenance	29,143	44,489	60,484
Hotel operating and maintenance	—	6,039	14,554
Real estate taxes	10,072	14,990	21,417
Parking	2,285	3,302	5,296
Other expense	3,541	5,078	5,057
Depreciation and amortization	29,809	51,483	75,215
Impairment of long-lived assets	—	23,218	233,399
Interest	80,301	129,246	167,273
Loss from early extinguishment of debt	—	399	485
Total expenses	155,151	278,244	583,180

Loss from discontinued operations before gains on settlement of debt and sale of real estate	(58,043)	(115,688)	(334,306)
Gains on settlement of debt	333,201	190,380	156,129
Gains on sale of real estate	106,942	73,844	14,689
Income (loss) from discontinued operations	$382,100	$148,536	$(163,488)

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage, and on July 18, 2013, we sold Plaza Las Fuentes. See Note 21 “Subsequent Events.” We have reflected the results of operations of US Bank Tower, the Westlawn off-site parking garage and Plaza Las Fuentes in the consolidated statements of operations as discontinued operations for 2012, 2011 and 2010.

Additionally, the results of operations of 700 North Central, 801 North Brand, Brea Campus, Stadium Towers Plaza, Glendale Center, 500 Orange Tower, Two California Plaza and 3800 Chapman are reflected in the consolidated statements of operations as discontinued operations for 2012, 2011 and 2010. The results of operations of 701 North Brand, 550 South Hope, the Westin® Pasadena Hotel, 2600 Michelson, City Tower and land held for development at San Diego Tech Center are reflected in the consolidated statements of operations as discontinued operations for 2011 and 2010. The results of operations of 2385 Northside Drive, Griffin Towers, 17885 Von Karman, Mission City Corporate Center, Park Place II, 207 Goode and Pacific Arts Plaza are reflected in the consolidated statement of operations as discontinued operations for 2010.

Interest expense included in discontinued operations relates to interest on mortgage and mezzanine loans secured by disposed properties.

Intangible Assets and Liabilities—

As of December 31, 2012, our estimate of the increase in depreciation and amortization expense of the amortization of acquired in-place leases and the benefit to rental income of the amortization of acquired below-market leases associated with US Bank Tower is as follows (in millions):

	Acquired In-Place Leases	Acquired Below- Market Leases
2013	$77	$(606)
2014	77	(254)
2015	63	(133)
2016	—	—
2017	—	—
Thereafter	—	—
	$217	$(993)

There are no intangible assets and liabilities associated with Plaza Las Fuentes as of December 31, 2012.

Rental Revenue—

The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) associated with US Bank Tower and Plaza Las Fuentes as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
$115,289